Leases	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Leases

Note 7 Leases

Capital Leases

The Company has two separate equipment leases with a total balance of $487,750 and accumulated amortization of $221,934 and $152,256 included in property and equipment on the balance sheet as of December 31, 2016 and 2015, respectively. For the years ended December 31, 2016 and 2015, amortization expense was $69,678 and $69,678, respectively.

The following table itemizes and details the Company’s current lease obligations:

	Lessor	Purpose of Lease	Date of Agreement	Length of Lease	Monthly Payment

1	M2 LEASING	MACHINE LEASE	9/20/2012	10/30/2017	$2,609
2	US BANK FINANCE	MACHINE LEASE	6/4/2014	6/4/2020	$5,012

The future minimum capital lease payments are as follows:

Year ending December 31,	Amount
2017	$83,637
2018	$53,162
2019	$55,827
2020	$48,357
Total minimum payments required	$240,983

Operating Leases

The Company’s facilities located in Richmond, Utah that are utilized for manufacturing are leased and the monthly payment for that lease is $5,879 per month.

	Lessor	Purpose of Lease	Date of Agreement	Length of Lease	Monthly Payment

1	Lowers Foods	Building/Facility	4/21/2016	36 Months	$5,879

The future minimum lease payments required are as follows:

Year ending December 31,	Amount
2017	$70,548
2018	$70,548
2019	$23,516
Total minimum payments required	$164,612